Trade and Other Receivables - Summary of Reconciliation of Changes in the Allowance for Impairment of Trade Receivables (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade Receivables [Member]
Disclosure Of Financial Assets [Line Items]
Financial assets at beginning of period	$ 194,644,045
Financial assets at end of period	323,286,022	$ 194,644,045
Trade Receivables Past Due and Impaired [Member] | Accumulated impairment [member]
Disclosure Of Financial Assets [Line Items]
Financial assets at beginning of period	(79,785,895)	(64,853,003)
Increases (decreases) for the year	22,025,354	18,765,175
Amounts written off	(10,915,012)	(3,884,603)
Increases (decreases) in foreign currency translation differences	(1,334)	52,320
Decreases to be classified as held for sale	(1,689,459)
Financial assets at end of period	$ (89,205,444)	$ (79,785,895)